Income Taxes (Details) (Predecessor, USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Predecessor
Current
Federal					$ 1,000	$ 218,000
State						36,000
Total					1,000	254,000
Deferred taxes related to current period:
Federal					(195,000)	(514,000)
State					(33,000)	(85,000)
Deferred income taxes			678,000	(154,000)	(19,000)	(599,000)
Income tax provision (benefit)	146,000	(269,000)	1,301,000	(353,000)	(227,000)	(345,000)
Deferred tax assets:
Swap liability					1,360,000	1,382,000
Lottery winnings					1,465,000	1,636,000
Other					607,000	537,000
Total deferred tax assets					3,432,000	3,555,000
Deferred tax liabilities:
Lottery FMV adjustments					977,000	1,119,000
Total deferred tax liabilities					977,000	1,119,000
Deferred tax assets, net	1,777,000		1,777,000		2,455,000	2,436,000
Valuation allowance					0
Net operating loss carryforwards					$ 1,600,000
Reconciliation of provision for income taxes to the U.S. Federal statutory tax rate
Statutory U.S. federal income tax rate (as a percent)					35.00%	35.00%
Income passed through to unit holders (as a percent)					(35.22%)	(24.09%)
State and local income taxes (as a percent)					0.03%	(1.36%)
Effective income tax rate (as a percent)					(0.19%)	9.56%